Non-controlling Interests ("NCI")	12 Months Ended
Mar. 31, 2018
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Non-controlling interests ("NCI")
13.	Non-controlling interests ("NCI"):

Before Acasti’s public financing which occurred on December 27, 2017, Neptune owned 33.96% of Acasti’s shares and had determined it had de facto control over and therefore consolidated Acasti. After the financing, the ownership interest of the Corporation in Acasti went down to 20.39% and 12.12% on a fully diluted basis (34.45% and 23.28% as at March 31, 2017). Therefore, management has determined that the Corporation lost the de facto control of the subsidiary. On January 22, 2018, Acasti issued additional overallotment shares pursuant to its December 27, 2017 financing, which brought the Corporation’s ownership interest to 19.78%. Following these events, the Corporation concluded it does not have significant influence over Acasti and accounts for the investment in Acasti at fair value as an available-for-sale financial asset with changes in fair value recognized in Other comprehensive income.

On December 27, 2017, the Corporation ceased consolidating Acasti and derecognized the assets and liabilities of its former subsidiary and the non-controlling interest in Acasti. The Corporation recognized its remaining non-controlling investment in Acasti at the fair value as at that date. The Corporation has 5,064,694 common shares of Acasti. The fair value of the investment in Acasti was determined to be $6,079,271 or $1.20 per share as at December 27, 2017. This investment was measured using Acasti’s stock market price, a level 1 input. The difference between the fair value of the investment and the book value of Acasti’s net assets and related non-controlling interest was recognized in the statement of earnings as a gain on loss of control of $8,783,613. The Corporation ceased to consolidate Acasti’s results from that date. Acasti represents the Cardiovascular segment (note 25).

The following table presents a reconciliation of the gain on loss of control for the year ended March 31, 2018:

December 27,
2017

Investment in Acasti at fair value	$6,079,271
Non-controlling interest	2,233,973
Acasti's assets before deconsolidation	(7,143,171)
Acasti's liabilities before deconsolidation	7,613,540
Gain on loss on control of Acasti	$8,783,613

The loss of control is a non-cash transaction excluded from the consolidated statement of cash flows, except for the cash reduction related to the cash position of Acasti on the date of loss of control.

As at March 31, 2018, the investment in Acasti is presented in “Other assets” in the consolidated statement of financial position. The fair value of the investment is $6,585,740 or $1.30 per share as at March 31, 2018, determined using Acasti’s stock market price, a level 1 input. The change in fair value since the loss of control amounted to a gain of $506,469 which is recorded in other comprehensive income.

Prior to this transaction, changes in ownership interest in the subsidiary that did not result in a loss of control were accounted for as equity transactions. The differences between the considerations received and the non-controlling interest adjustments were recognized in equity.

During the year ended March 31, 2018, prior to the loss of control on December 27, 2017, the Corporation’s participation in Acasti changed as follows:

(i)	Acasti options and call-options expired, which impacted the non-controlling interest for an amount of ($1,466,459);
(ii)	Acasti issued shares resulting from the exercise of Series 2017 – Broker warrants, which impacted the non-controlling interest for an amount of $228,530;
(iii)	Acasti settled financing fees related to past financing, which impacted the non-controlling interest for an amount of ($102,011);
(iv)	Acasti issued shares to settle convertible debentures interest, which impacted the non-controlling interest for an amount of $51,965.

During the thirteen-month period ended March 31, 2017, the Corporation’s participation in Acasti changed as follows:

(v)	Acasti options and call-options expired, which impacted the non-controlling interest for an amount of $3,059,035.
(vi)	Public offering 2017:

On February 21, 2017, Acasti closed a public offering issuing 3,930,518 units of Acasti at a price of $1.45 per unit for gross proceeds of $5,699,251. The transaction costs associated with the Public Offering amounted to $1,190,730. The proceeds and transaction costs were considered as proceeds from change in ownership interest in subsidiary. Concurrent with the Public Offering, Acasti issued $2,000,000 aggregate principal amount of unsecured convertible debentures maturing February 21, 2020 and contingent warrants to acquire up to 1,052,630 Acasti Common Shares.

The impact of the Acasti public offering on the non-controlling interest amounted to $5,681,990. The impact of the private placement on the non-controlling interest amounted to $308,907.